Investment Strategy	Dec. 31, 2025
Schwab Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index†. The index measures the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. To be eligible for inclusion in the index, securities must be exempt from federal taxes and must not be subject to alternative minimum tax (AMT). In addition, securities must have at least a one day remaining term to final maturity, a fixed coupon schedule (including zero coupon bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch). If rated by all three agencies, two of the three ratings must be Baa3/BBB- or higher; if rated by two agencies, the lowest rating must be Baa3/BBB- or higher; and if rated by a single agency the security must be rated Baa3/BBB- or higher. Securities must have at least $25 million currently outstanding face value and must be part of a deal with an original offering size of at least $100 million. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes and private placements. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

† Index ownership – “ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.

It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax. This policy may be changed only by vote of a majority of the fund’s outstanding voting shares.

Under normal circumstances, the fund may invest up to 20% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it may not be possible or practical to purchase all of the securities in the index, the investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index.

The fund may invest in fixed-rate securities from municipal issuers around the country and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation and utilities, and may also invest in municipal notes. The fund’s securities may carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Similarly, tax-exempt obligations of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index†. The index measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, and structured notes. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

† Index ownership – Bloomberg® and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate and credit risk exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it may not be possible or practical to purchase all of the securities in the index, the fund’s investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its maturity will be similar to that of the index. In addition, the fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2025, was 2.57 years.

The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index†. The index measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, and structured notes. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

† Index ownership – Bloomberg® and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate and credit risk exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it may not be possible or practical to purchase all of the securities in the index, the fund’s investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its maturity will be similar to that of the index. In addition, the fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2025, was 6 years.

The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Aggregate Bond Index†. The index is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable fixed income securities, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed-rate, non-convertible, U.S. dollar denominated and have one or more years remaining to maturity. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, contingent capital securities, and structured notes. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

† Index ownership – Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index, including TBA transactions, as defined below. The fund will notify its shareholders at least 60 days before changing this policy.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate and credit risk exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it is not possible or practical to purchase all of the securities in the index, the fund’s investment adviser will seek to track the total return of the index by using sampling techniques.

Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2025, was 5.92 years.

As of December 31, 2025, approximately 24.19% of the bonds represented in the index were U.S. fixed-rate agency mortgage pass-through securities. U.S. fixed-rate agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) that are backed by pools of mortgages. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, and are often referred to as “to-be-announced transactions” or “TBA transactions.” In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date; however, it is not anticipated that the fund will receive the pools, but will instead participate in rolling TBA transactions. The fund anticipates that it may enter into such contracts on a regular basis. This may result in a significantly higher portfolio turnover for the fund than a typical index fund. The fund, pending settlement of such contracts, will invest its assets in high-quality liquid short-term instruments, including Treasury securities and shares of money market mutual funds. The fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the fund’s own fees and expenses.

The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Schwab U.S. TIPS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM†. The index includes all publicly issued, U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.

† Index ownership – Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally seek to replicate the performance of the index by giving the same weight to a given security as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash and cash equivalents, including money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The fund may sell securities that are represented in the index in anticipation of their removal from the index.

The investment adviser typically seeks to track the total return of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track its index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. When the fund uses sampling techniques, the fund generally expects that its yield, maturity and weighted average duration will be similar to those of the index.

Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index†. The index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

† Index ownership – Bloomberg® and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash and cash equivalents, including money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it may not be possible or practical to purchase all of the securities in the index, the investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2025, was 1.81 years.

Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index†. The index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

† Index ownership – Bloomberg® and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash and cash equivalents, including money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it may not be possible or practical to purchase all of the securities in the index, the investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2025, was 4.94 years.

Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Long Treasury Index†. The index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

† Index ownership – Bloomberg® and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash and cash equivalents, including money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it may not be possible or practical to purchase all of the securities in the index, the investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its yield and maturity will be similar to those of the index. In addition, the fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2025, was 14.60 years.

Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund invests in investment grade, short-term, U.S. dollar denominated debt securities issued by U.S. and foreign issuers, such as: commercial paper, including asset-backed commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, corporate bonds, municipal bonds, bank notes and banker’s acceptances, repurchase agreements, asset-backed securities, and obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities).

The fund is an actively managed exchange-traded fund and therefore does not seek to replicate the performance of any specific index. The fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

The fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in income-producing instruments. For purposes of this policy, “income-producing instruments” means instruments that the investment adviser expects to pay interest, dividends, or other payments or distributions at any time during the life of the investment. With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.

The fund will normally maintain an effective duration of one year or less.

Pursuant to a fundamental policy adopted by the fund, it will concentrate its investments (i.e., hold more than 25% of its total assets) in securities issued by companies in the group of industries representing the financials sector.

Under normal circumstances, the fund will invest only in securities, that at the time of purchase, are rated investment grade (i.e., BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the fund’s investment adviser to be of equivalent quality.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

Schwab Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund invests in U.S. dollar-denominated debt securities such as: corporate bonds, taxable municipal bonds, mortgage pass-through securities, U.S. Treasury securities, government-related bonds, commercial mortgage-backed securities, asset-backed securities.

The fund is an actively managed exchange-traded fund and therefore does not seek to replicate the performance of any specific index. The fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

It is the fund’s policy that under normal circumstances, it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in debt securities. The fund will notify shareholders at least 60 days before changing this policy. The fund has flexibility to invest in debt securities of any maturity and duration.

The fund may invest without limitation in U.S. dollar-denominated bonds of non-U.S. corporations. Under normal circumstances, the fund will invest in securities, that at the time of purchase, are rated investment grade (i.e., BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the fund’s investment adviser to be of equivalent quality. The fund may use futures contracts and other derivatives primarily to help manage interest rate and credit risk exposure.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

Schwab Government Money Market ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its goal, the fund invests in U.S. government securities. such as:

• U.S. Treasury bills and notes

• other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

• repurchase agreements that are collateralized fully by cash and/or U.S. government securities

• obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.

Although the fund intends to operate as a “government money market fund”, it will not seek to maintain a stable net asset value (“NAV”) per share nor will it use the amortized cost method of valuation. Instead, the fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the fund operates as an exchange traded fund (“ETF”). As an ETF, the fund’s shares will be traded on the NYSE Arca, Inc. (“NYSE Arca”) exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the NYSE Arca. You could lose money by investing in the fund. Because the share price and NAV of the fund will fluctuate, when shares are sold on the NYSE Arca (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.

The fund is an actively managed ETF fund and therefore does not seek to replicate the performance of any specific index.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates.

Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a discretionary liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.